9 NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Nov. 30, 2015	Dec. 31, 2014
Notes Payable 1 [Member]
Principle		$ 100,000
Interest rate		6.00%
Additional money borrowed		$ 60,000
Balance of note		$ 0
Shares issued for note payment		111,328
Terms	Snöbar Holdings issued 111,328 shares of its Class A Common Stock to pay off the entire principal balance along with accrued interest
Notes Payable 2 [Member]
Principle		$ 10,000
Interest rate		137.00%
Balance of note		$ 0	$ 0
Terms

The note was secured by interests in tangible and intangible property of MGD The Company is to make payments of $181 each business day (Monday through Friday) until the loan is paid off.  The effective interest rate on the note is 137%.  The note has been paid and the outstanding balance is $0 as of September 30, 2015 and December 31, 2014.

Notes Payable 3 [Member]
Principle		23,000
Balance of note		23,000	23,000
Terms

The note was secured by MGD future sales and accounts receivable totaling $31,970.   The Company is to remit 2% of revenues and accounts receivables daily until the entire balance of $31,970 has been received.  The outstanding balance on the note is $23,000 as of September 30, 2015 and December 31, 2014.

Notes Payable 4 [Member]
Principle		$ 500,000
Interest rate		10.00%
Maturity date	Dec. 31, 2015
Terms

The note was secured by interests in cash, accounts receivable, other receivables, inventory, supplies, other assets of Snöbar Holdings including general intangibles and rights of each liquor license owned by SnoBar Trust. The note has an interest rate of 10% and a maturity date of December 31, 2015.  The Company is to make interest only payments beginning July 1, 2014.

Notes Payable 5 [Member]
Principle		$ 527,333
Maturity date	Dec. 31, 2015
Terms

The lender determined Snöbar Holdings to be in default and on January 29, 2015, entered into a mutually agreed loan modification.  The agreement increased the principal balance of the note as of December 31, 2014 to $527,333 and all interest due and payable was deemed to have been paid and the conversion rights of the note were removed.  The maturity date is December 31, 2015 and if Snöbar Holdings is not in default, the maturity date of the note will automatically be extended to December 31, 2016 ("First Extended Maturity Date").  Commencing on January 1, 2016, Snöbar Holdings will make monthly payments of $15,000 until the First Extended Maturity Date.  Assuming Snöbar Holdings is not in default with respect to its obligations as of the First Extended Maturity Date, the note shall automatically be extended to December 31, 2017 ("Second Extended Maturity Date").  Commencing on January 1, 2017, the monthly payments will be increased to $25,000 for every month until the Second Extended Maturity Date.  All accrued but unpaid interest, charges and the remaining principal balance of the note is fully due and payable on the Second Extended Maturity Date.

Notes Payable 6 [Member]
Principle		$ 15,000
Interest rate		192.00%
Balance of note		$ 0	$ 0